Retirement-Related Benefits (Net Periodic Income Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retirement-related Benefits Disclosures
Defined contribution plans cost	$ 1,384	$ 1,506	$ 1,513
Total retirement-related benefits net periodic cost	2,876	2,389	1,832
Defined Benefit Pension Plans
Retirement-related Benefits Disclosures
Defined benefit plans (income)/cost	1,195	533	(25)
U.S. Defined Benefit Pension Plans
Retirement-related Benefits Disclosures
Defined benefit plans (income)/cost	(202)	(507)	(759)
Personal Pension Plan (PPP)
Retirement-related Benefits Disclosures
Defined benefit plans (income)/cost	(223)	(526)	(774)
Retention Plan
Retirement-related Benefits Disclosures
Defined benefit plans (income)/cost	21	18	15
Non-U.S. Defined Benefit Pension Plans
Retirement-related Benefits Disclosures
Defined benefit plans (income)/cost	1,396	1,040	734
PPP and Non-U.S. Defined Benefit Pension Plans
Retirement-related Benefits Disclosures
Defined benefit plans (income)/cost	1,173	515	(40)
U.S. Defined Contribution Plans
Retirement-related Benefits Disclosures
Defined contribution plans cost	809	885	905
IBM 401(k) Plus Plan
Retirement-related Benefits Disclosures
Defined contribution plans cost	785	857	875
IBM Excess 401(k) Plus Plan
Retirement-related Benefits Disclosures
Defined contribution plans cost	24	29	30
Non-U.S. Defined Contribution Plans
Retirement-related Benefits Disclosures
Defined contribution plans cost	575	621	608
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans
Retirement-related Benefits Disclosures
Defined contribution plans cost	1,361	1,478	1,483
Nonpension Postretirement Plans
Retirement-related Benefits Disclosures
Defined benefit plans (income)/cost	298	350	345
U.S. Nonpension Postretirement Benefit Plans
Retirement-related Benefits Disclosures
Defined benefit plans (income)/cost	218	268	269
Non-U.S. Nonpension Postretirement Plans
Retirement-related Benefits Disclosures
Defined benefit plans (income)/cost	79	82	76
U.S. Plans
Retirement-related Benefits Disclosures
Total retirement-related benefits net periodic cost	826	646	415
Non-U.S. Plans
Retirement-related Benefits Disclosures
Total retirement-related benefits net periodic cost	$ 2,051	$ 1,743	$ 1,418